INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax (expense)
Chinese mainland	$ (77)
Non-Chinese mainland	(37,631,835)	$ (19,580,355)	$ (9,779,815)
Total current tax (expense)	(37,631,912)	(19,580,355)	(9,779,815)
Deferred tax (expense) benefit
Chinese mainland	606,219	(2,782,703)	548,704
Non-Chinese mainland	1,064,828	1,953,337	(3,755,199)
Total deferred tax (expense) benefit	1,671,047	(829,366)	(3,206,495)
Total income tax (expense)	(35,960,865)	(20,409,721)	(12,986,310)
Chinese mainland
Deferred tax (expense) benefit
Total income tax (expense)	606,142	(2,782,703)	548,704
Non-Chinese Mainland
Deferred tax (expense) benefit
Total income tax (expense)	$ (36,567,007)	$ (17,627,018)	$ (13,535,014)